Offsetting Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2020 and 2021 are as follows.
March 31, 2020

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Total assets	¥39,690	¥(9,152)	¥30,538	¥(598)	¥(843)	¥29,097

Derivative liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

Total liabilities	¥73,649	¥(9,152)	¥64,497	¥(25,997)	¥0	¥38,500

March 31, 2021

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥22,696	¥(1,944)	¥20,752	¥0	¥0	¥20,752

Total assets	¥22,696	¥(1,944)	¥20,752	¥0	¥0	¥20,752

Derivative liabilities	¥71,034	¥(1,944)	¥69,090	¥(18,913)	¥(147)	¥50,030

Total liabilities	¥71,034	¥(1,944)	¥69,090	¥(18,913)	¥(147)	¥50,030

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.